Commitments (Details Narrative) (10Q) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Accrued legal fees	$ 44,000
Stock issued during period, shares, new issues	2,650,000	2,650,000
Common stock issuable upon exercise of warrants	7,950,000	293,332